Convertible Note Payable (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended			3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2014 Subsequent Event [Member] Conversion of Series AA Preferred Shares March 14, 2014 [Member]	Mar. 14, 2014 Subsequent Event [Member] Mr. Frenkel [Member] Shares Issued for Extension of Debt and Conversion of Series AA Preferred Stock [Member]	Mar. 14, 2014 Subsequent Event [Member] Triage Capital Management L.P. [Member] Shares Issued for Extension of Debt and Conversion of Series AA Preferred Stock [Member]	Mar. 14, 2014 Subsequent Event [Member] Shares Issued for Extension of Debt [Member]	Mar. 31, 2014 Conversion of Series AA Preferred Shares March 14, 2014 [Member] Frenkel Convertible Note [Member] Inducement Premium [Member]	Mar. 31, 2014 Conversion of Series AA Preferred Shares March 14, 2014 [Member] Frenkel Convertible Note [Member] Fair Value of Warrants Included in Redemption Premium [Member]
Mar. 31, 2014
Conversion of Series AA Preferred Shares March 14, 2014 [Member]
Frenkel Convertible Note [Member]
Excess Fair Value of Common Stock Over Book Value of the Series AA Preferred Stock Included in Redemption Premium [Member]
												Mar. 31, 2014 Conversion of Series AA Preferred Shares March 14, 2014 [Member] Frenkel Convertible Note [Member] Total Redemption and Inducement Premium [Member]	Mar. 31, 2014 Conversion of Series AA Preferred Shares March 14, 2014 [Member] Frenkel Convertible Note [Member]	Dec. 31, 2013 Debt Conversion February 15, 2013 [Member] Series AA Preferred Stock [Member] Frenkel Convertible Note [Member]	Dec. 31, 2013 Debt Conversion February 15, 2013 [Member] Frenkel Convertible Note [Member]	Dec. 31, 2012 Series AA Preferred Stock [Member]	Mar. 31, 2014 Frenkel Convertible Note [Member]	Dec. 31, 2013 Frenkel Convertible Note [Member]	Dec. 31, 2012 Frenkel Convertible Note [Member]	Dec. 31, 2008 Frenkel Convertible Note [Member]	Mar. 14, 2014 Frenkel Convertible Note [Member]	Feb. 15, 2013 Frenkel Convertible Note [Member]
Convertible Note Payable (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																				$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage																		10.00%			10.00%
Debt Instrument, Convertible, Terms of Conversion Feature																			The Conversion Agreement further stated that Mr. Frenkel would convert all money owed into a combination of common and Series AA preferred stock on the date that the Company had received an aggregate of $5,000,000 in equity investment following the date of the Conversion Agreement and warrants. Of the debt converted, $470,000 would be converted into common stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower. The remainder would be converted into Series AA preferred stock at $1.00 per share or the price offered to any investor subsequent to the Conversion Agreement, if lower.	convertible into 575,350 shares, at any time prior to maturity, at the option of the holder, into Global Recycling common stock
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																				$ 2.50
Debt Instrument, Collateral																				secured by a lien on Global Recycling's provisional patent application, including the GlyEco Technology TM Patent
Class of Warrant or Rights Granted	2,605,513					2,605,513							2,605,513		940,000					480,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						1.00							1.00		1.00					0.025
Debt Instrument, Maturity Date, Description																	Company and Mr. Frenkel entered into an Amendment No. 2 to the Conversion Agreement, pursuant to which the redemption date of the Series AA Preferred Stock was further extended to March 15, 2014.	Company and Mr. Frenkel entered into an Amendment No. 1 to the Conversion Agreement, pursuant to which the redemption date of the Series AA Preferred Stock was extended to January 31, 2014	The terms of the Conversion Agreement extended the maturity date for the convertible note (the "Frenkel Convertible Note") to December 31, 2013
Debt Instrument, Interest Rate Terms																			12.5% compounding semi-annually
Preferred Stock, Redemption Terms																(i) the Series AA preferred stock shall accrue a dividend of 12.5% per year, compounded semi-annually; (ii) the Series AA preferred stock shall have priority in payment upon liquidation over common stock to the extent of the $1,171,375 and all accrued but unpaid dividends; (iii) the Series AA preferred stock shall automatically convert into common stock at the rate of one share of common stock for each $1 of the Series AA preferred stock plus accrued but unpaid dividends if the closing price on the common stock on the OTC/BB is $5.00 per share for 20 consecutive trading days, or if the stock is listed on NYSE or NASDAQ; (iv) the original issue price of $1,171,375 plus all accrued but unpaid dividends shall be due and payable on December 31, 2013 if the Series AA preferred stock is not converted to common stock under the terms herein by such date; and (v) the Series AA preferred stock shall provide that the holder may not voluntarily convert into common stock to the extent that the holder will beneficially own in excess of 9.99% of the then issued and outstanding common stock of the Company
Convertible Notes Payable (in Dollars)																						1,641,375
Proceeds from Issuance or Sale of Equity (in Dollars)			5,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													262,763	2,342,750	940,000
Shares Issued, Price Per Share (in Dollars per share)					$ 0.50			$ 0.50						$ 0.50	$ 0.50
Interest Expense, Other (in Dollars)			392,170	0											392,170
Interest Expense, Debt (in Dollars)															24,913
Convertible Preferred Stock, Terms of Conversion														Upon conversion of the Series AA preferred stock to Common Stock, the Company will issue warrants at a price of $1.00 per share for each share of the Series AA preferred stock that is converted.
Convertible Preferred Stock, Shares Issued upon Conversion					2,342,750								1
Stock Issued During Period, Shares, Other						1,946,280	659,233	262,763
Class of Warrant or Right, Term						3 years							3 years
Conversion of Stock, Shares Issued													2,342,750
Preferred Stock, Redemption Price Per Share (in Dollars per share)													$ 1.46
Preferred Stock, Redemption Amount (in Dollars)													3,414,785
Preferred Stock, Redemption Premium, Price Per Share (in Dollars per share)									$ 0.11				$ 0.85
Preferred Stock Redemption Premium (in Dollars)	$ 2,243,410	$ 0	$ 0	$ 0					$ 268,018	$ 757,162	$ 1,218,230	$ 2,243,410	$ 1,975,392